Consolidated Statements of Comprehensive Loss - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024
Income Statement [Abstract]
Net loss attributable to CIMG Inc.	$ (19,443,692)	$ (1,536,249)	$ (4,883,396)	$ (8,972,735)
Foreign currency translation to CIMG Inc.	(15,522)	(192,038)	(1,801)	312,906
Total other comprehensive income net of tax to CIMG Inc.	(15,522)	(192,038)	(1,801)	312,906
Comprehensive loss to CIMG Inc.	$ (19,459,214)	$ (1,728,287)	$ (4,885,197)	$ (8,659,829)